Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Other current financial assets	$ 312,721	$ 366,979
Banco Santander [Member]
Financial instruments [Line Items]
Other current financial assets	23,124	163,269
Banco de Credito e Inversiones [Member]
Financial instruments [Line Items]
Other current financial assets	145,834	71,748
Banco Itau - Corpbanca [Member]
Financial instruments [Line Items]
Other current financial assets	70,719	77,527
Banco Security [Member]
Financial instruments [Line Items]
Other current financial assets	27,215	28,592
Scotiabank Sud Americano [Member]
Financial instruments [Line Items]
Other current financial assets	24,898	13,764
Banco Chile [Member]
Financial instruments [Line Items]
Other current financial assets	0	4,834
Banco BBVA Chile [Member]
Financial instruments [Line Items]
Other current financial assets	$ 0	$ 1,207